Financial Liabilities at Fair Value Through Profit or Loss_Details Of Financial Liabilities At Fair Value Through Profit Or Loss And Financial Liabilities Designated At Fair Value Through Profit Or Loss(Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 KRW (₩)
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	₩ 15,326,859	[1]	$ 13,772,619	₩ 0
Financial liabilities at fair value through profit or loss (under IAS 39)	0	[1]	$ 0	12,023,058
Financial liabilities at fair value through profit or loss
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	2,823,820
Securities sold
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	2,745,906
Other
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	77,914
Financial liabilties held for trading
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss (under IAS 39)				1,944,770
Securities sold
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss (under IAS 39)				1,870,579
Other
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss (under IAS 39)				74,191
Financial instruments designated at fair value through profit or loss
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	12,503,039
Derivative linked securities
Disclosure Of Financial Liabilities Line Items [Line Items]
Financial liabilities at fair value through profit or loss	₩ 12,503,039
Financial liabilities at fair value through profit or loss (under IAS 39)				₩ 10,078,288

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.